Costs and expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs And Expenses By Nature
Shipping and other freight costs	$ 4,990	$ 5,015	$ 4,523
Services	4,879	4,509	4,131
Depreciation, depletion and amortization	2,959	2,903	2,916
Personnel	2,892	2,689	2,931
Materials	2,828	2,758	2,731
Acquisition of products	2,620	1,980	2,254
Royalties	1,274	1,282	1,286
Fuel, oil and gas	1,159	1,399	1,626
Energy	596	653	781
Others	750	1,077	910
Total	$ 24,947	$ 24,265	$ 24,089